Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	0001452937
Amendment Flag	false
Document Creation Date	May 06, 2019
Document Effective Date	May 06, 2019
Prospectus Date	May 01, 2019
YieldShares High Income ETF | YieldShares High Income ETF
Risk/Return:
Trading Symbol	YYY